Details of Fees and Commissions Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 172,234	¥ 170,311	¥ 132,787
Deposits and lending business	131,491	114,073	113,989
Remittance business	110,181	108,534	104,574
Trust fees	49,827	48,914	45,621
Fees for other customer services	251,924	233,931	215,837
Total	¥ 715,657	¥ 675,763	¥ 612,808